Available-for-Sale Debt Securities, Noncurrent - Schedule of Available-for-Sale Debt Securities, Noncurrent (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Available-for-Sale Debt Securities, Noncurrent [Line Items]
Amortized cost	$ 129
Unrealized gains
Unrealized losses	1
Fair value	128	$ 129
Convertible Corporate Bonds [Member]
Schedule of Available-for-Sale Debt Securities, Noncurrent [Line Items]
Amortized cost	129
Unrealized gains
Unrealized losses	1
Fair value	$ 128
Minimum [Member] | Convertible Corporate Bonds [Member]
Schedule of Available-for-Sale Debt Securities, Noncurrent [Line Items]
Maturity	1 year
Maximum [Member] | Convertible Corporate Bonds [Member]
Schedule of Available-for-Sale Debt Securities, Noncurrent [Line Items]
Maturity	5 years